Staff costs and Directors Remuneration (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Staff costs and Directors Remuneration [Abstract]
Disclosure of Employee Compensation Explanatory [text block]

	2018	2017	2016
Number of employees at year end	457	405	345
Amounts in US$ '000
Wages and salaries	52,644	41,775	33,922
Share-based payments (Note 30)	5,446	4,075	3,367
Social security charges	7,464	5,364	3,792
Director’s fees and allowance	2,876	3,458	2,088
	68,430	54,672	43,169

Recognized as follows:
Production and operating costs	18,603	12,358	9,344
Geological and geophysical expenses	15,527	11,026	10,439
Administrative expenses	34,300	31,288	23,386
	68,430	54,672	43,169

Board of Directors’ and key managers’ remuneration
Salaries and fees	12,452	9,674	7,337
Share-based payments	2,918	2,322	1,211
Other benefits in kind	272	287	112
	15,642	12,283	8,660

Disclosure of information about key management personnel [text block]
Directors’ Remuneration

	Executive Directors’ Fees (in US$)	Executive Directors’ Bonus (in US$)	Non-Executive Directors’ Fees (in US$)	Director Fees Paid in Shares (No. of Shares)	Cash Equivalent Total Remuneration (in US$)
Gerald O’Shaughnessy	400,000	-	-	-	400,000
James F. Park	800,000	695,506	-	-	1,495,506
Pedro E. Aylwin (a)	26,000	-	-	-	26,000
Juan Cristóbal Pavez (b)	-	-	110,000	7,596	210,000
Carlos Gulisano (c)	-	-	110,000	7,596	210,000
Robert Bedingfield (d)	-	-	110,000	7,596	210,000
Jamie Coulter	-	-	75,000	7,596	175,000
Constantine Papadimitriou	-	-	40,000	2,761	90,000

a
Pedro E. Aylwin has a service contract that provides for him to act as Director of Legal and Governance.
b
Compensation Committee Chairman.
c
Technical Committee Chairman.
d
Audit Committee Chairman.